Earnings Per share - Additional Information (Detail) (Time Based Option Award [Member])	Feb. 01, 2015	Feb. 02, 2014
Time Based Option Award [Member]
Earnings Per Share [Line Items]
Stock option awards outstanding	4,439,017	2,091,411